Segment Information (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of Segment Information
The following table presents segment revenues, significant segment expenses and segment contribution with a reconciliation to Loss from continuing operations before income taxes for the years ended December 31, 2025, 2024 and 2023:

	Years Ended December 31,
	2025	2024	2023
	(In thousands)
Segment revenues:
Warehouse(1)	$2,413,616	$2,457,412	$2,433,659
Transportation	188,230	209,129	239,670
Total revenues	2,601,846	2,666,541	2,673,329

Significant Segment Expenses:
Warehouse(1):
Power	144,352	147,455	147,753
Other facilities costs	238,835	258,384	249,558
Labor	1,013,686	1,025,505	1,054,025
Other services costs	208,603	215,864	253,791
Total Warehouse Cost of Operations	1,605,476	1,647,208	1,705,127

Transportation services cost of operations	156,984	172,606	197,630
Total segment expenses	$1,762,460	$1,819,814	$1,902,757

Segment contribution:
Warehouse(1)	808,140	810,204	728,532
Transportation	31,246	36,523	42,040
Total segment contribution	839,386	846,727	770,572

Depreciation and amortization expense	(367,362)	(360,817)	(353,743)
Selling, general, and administrative expense	(269,474)	(255,118)	(226,786)
Acquisition, cyber incident, and other, net	(103,893)	(77,169)	(64,087)
Impairment of indefinite and long-lived assets	(47,099)	(33,126)	(236,515)
Net (loss) gain from sale of real estate	(44,324)	3,514	2,254
Interest expense	(147,776)	(135,323)	(140,107)
Loss on debt extinguishment and termination of derivative instruments	—	(116,082)	(2,482)
Loss from investments in partially owned entities	(2,112)	(3,702)	(1,442)
Other, net	6,921	27,919	2,795
Impairment of related party loan receivable	—	—	(21,972)
Loss on put option	—	—	(56,576)
Loss from continuing operations before income taxes	$(135,733)	$(103,177)	$(328,089)